Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 84.1%
Abbott Laboratories	11,045,738	$1,209,397,854
ABIOMED Inc.(a)(b)	318,934	103,398,402
AngioDynamics Inc.(a)(b)	268,372	4,114,143
AtriCure Inc.(a)(b)	318,145	17,711,132
Axogen Inc.(a)(b)	246,575	4,413,692
Axonics Modulation Technologies Inc.(a)(b)	206,661	10,316,517
Baxter International Inc.	3,605,035	289,268,008
Becton Dickinson and Co.	1,658,974	415,108,474
Boston Scientific Corp.(a)	10,098,584	363,044,095
Cantel Medical Corp.	266,247	20,996,238
Cardiovascular Systems Inc.(a)(b)	283,166	12,391,344
CONMED Corp.	202,112	22,636,544
CryoLife Inc.(a)(b)	274,196	6,473,768
CryoPort Inc.(a)(b)	276,459	12,131,021
Danaher Corp.	3,233,423	718,272,585
DexCom Inc.(a)(b)	677,734	250,571,814
Edwards Lifesciences Corp.(a)	4,398,703	401,293,675
Envista Holdings Corp.(a)(b)	1,126,713	38,004,029
GenMark Diagnostics Inc.(a)(b)	477,304	6,968,638
Glaukos Corp.(a)(b)	317,226	23,874,429
Globus Medical Inc., Class A(a)(b)	538,062	35,092,404
Heska Corp.(a)(b)	62,755	9,140,266
Hill-Rom Holdings Inc.	471,772	46,219,503
Hologic Inc.(a)	1,814,031	132,115,878
IDEXX Laboratories Inc.(a)(b)	602,019	300,931,238
Inari Medical Inc.(a)(b)	58,210	5,081,151
Inogen Inc.(a)(b)	130,282	5,821,000
Insulet Corp.(a)(b)	465,431	118,978,127
Integer Holdings Corp.(a)(b)	232,496	18,876,350
Integra LifeSciences Holdings Corp.(a)(b)	499,624	32,435,590
Intersect ENT Inc.(a)	229,273	5,250,352
Intuitive Surgical Inc.(a)(b)	528,414	432,295,493
iRhythm Technologies Inc.(a)(b)	203,390	48,246,142
LeMaitre Vascular Inc.	120,236	4,869,558
LivaNova PLC(a)(b)	342,991	22,709,434
Masimo Corp.(a)(b)	357,477	95,939,677
Medtronic PLC	8,388,665	982,648,218
Mesa Laboratories Inc.(b)	34,271	9,823,439
Natus Medical Inc.(a)	240,670	4,823,027
Nevro Corp.(a)(b)	242,992	42,061,915
Novocure Ltd.(a)(b)	596,298	103,183,406
NuVasive Inc.(a)(b)	361,960	20,389,207
Orthofix Medical Inc.(a)	136,685	5,874,721
Penumbra Inc.(a)(b)	237,854	41,624,450
ResMed Inc.	1,022,782	217,402,542
Shockwave Medical Inc.(a)(b)	219,589	22,775,771
STERIS PLC	602,189	114,138,903

Security	Shares	Value

Health Care Equipment (continued)
Stryker Corp.	1,688,790	$413,821,102
Surmodics Inc.(a)(b)	96,893	4,216,783
Tactile Systems Technology Inc.(a)(b)	136,936	6,153,904
Tandem Diabetes Care Inc.(a)(b)	438,898	41,993,761
Teleflex Inc.(b)	328,662	135,267,419
Vapotherm Inc.(a)(b)	151,587	4,071,627
Varex Imaging Corp.(a)(b)	278,382	4,643,412
Varian Medical Systems Inc.(a)	644,758	112,839,098
Zimmer Biomet Holdings Inc.	1,462,924	225,421,959

		7,757,563,229

Health Care Services — 0.2%
BioTelemetry Inc.(a)(b)	242,869	17,505,997

Health Care Supplies — 0.3%
STAAR Surgical Co.(a)	325,071	25,752,125

Life Sciences Tools & Services — 15.2%
Bio-Rad Laboratories Inc., Class A(a)	151,910	88,554,416
Bruker Corp.	724,008	39,190,553
NanoString Technologies Inc.(a)(b)	310,943	20,795,868
Thermo Fisher Scientific Inc.	2,470,026	1,150,488,710
Waters Corp.(a)	437,915	108,348,929

		1,407,378,476

Total Common Stocks — 99.8% (Cost: $7,306,418,215)		9,208,199,827

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	153,630,039	153,722,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,980,000	10,980,000

		164,702,217

Total Short -Term Investments — 1.8% (Cost: $164,526,068)		164,702,217

Total Investments in Securities — 101.6% (Cost: $7,470,944,283)		9,372,902,044

Other Assets, Less Liabilities — (1.6)%		(147,120,146)

Net Assets — 100.0%		$9,225,781,898

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$168,274,046	$—		$(14,771,263	)(a)	$138,252	$81,182	$153,722,217	153,630,039	$715,642	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,823,000	1,157,000	(a)	—		—	—	10,980,000	10,980,000	12,440		—

						$138,252	$81,182	$164,702,217		$728,082		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	110	03/19/21	$12,607	$243,589
S&P Select Sector Technology E-Mini Index	22	03/19/21	2,884	122,830

				$366,419

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,208,199,827	$—	$—	$9,208,199,827
Money Market Funds	164,702,217	—	—	164,702,217

	$9,372,902,044	$—	$—	$9,372,902,044

Derivative financial instruments(a)
Assets
Futures Contracts	$366,419	$—	$—	$366,419

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2